Financial Risk Management - Currency risks (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / $	Dec. 31, 2024 € / $	Dec. 31, 2024 € / $ € / £	Dec. 31, 2023 EUR (€) € / $	Dec. 31, 2023 € / $	Dec. 31, 2023 € / £ € / $	Dec. 31, 2024 € / £	Dec. 31, 2023 € / £
Financial Risk Management
Exchange differences recognized in consolidated income statement except for those arising on financial instruments measured at fair value through profit or loss in accordance with IFRS 9	€ 12,956			€ (1,229)
Average currency rates		1.0824	0.8466		1.0813	0.8698
Currency rates	1.0389	1.0389	1.0389	1.105	1.105	1.105	0.8292	0.869